Consolidated Statements of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per common share (in dollars per share)	$ 0.78	$ 0.71	$ 0.66